Summary of significant accounting policies - Additional Information (Details) ¥ in Millions	1 Months Ended				12 Months Ended
	May 23, 2017 USD ($)	May 23, 2017 CNY (¥)	Sep. 18, 2016 USD ($)	Sep. 18, 2016 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 21, 2019	Dec. 31, 2018 item	Mar. 02, 2018	Feb. 28, 2017	Jun. 28, 2016	Mar. 01, 2016	May 06, 2015 USD ($)	May 06, 2015 CNY (¥)
Summary of significant accounting policies
Current assets					$ 4,240,524,897	$ 4,493,212,025
Non-current assets					781,952,834	840,181,206
TOTAL ASSETS					5,022,477,731	5,333,393,231	$ 5,850,278,327
Current liabilities					3,801,865,654	4,146,503,396
Non-current liabilities					1,163,197,615	1,079,477,453
Total liabilities					4,965,063,269	5,225,980,849
Revenue					514,674,995	804,974,475	950,012,173
Cost of revenue					(432,244,970)	(672,509,119)	(878,056,065)
Net loss					(51,018,739)	40,282,025	(263,353,561)
Net cash provided by operating activities					18,198,247	(270,773,987)	(530,272,913)
Net cash used in investing activities					9,963,218	(1,106,953)	513,898,291
Net cash used in financing activities					(99,270,308)	(47,293,021)	(60,426,478)
Other liabilities					69,493,602	72,910,425
Impairment loss on goodwill							1,481,006
Impairment of loss on real estate					$ 5,122,885	21,544,902	$ 2,932,743
Beijing Ruihao Rongtong Real Estate [Member]
Summary of significant accounting policies
Percentage of Equity Directly Attributable to the Group					65.00%
Related Party [Member]
Summary of significant accounting policies
Other liabilities					$ 69,493,602	72,910,425
RuizhuoXihui [Member]
Summary of significant accounting policies
Current assets					2,526,033	2,566,273
Non-current assets					(10,470)	(10,626)
TOTAL ASSETS					2,515,563	2,555,647
Current liabilities					2,496,543	2,533,801
Total liabilities					2,496,543	2,533,801
Revenue					0	0
Cost of revenue					0	0
Net loss					(2,528)	30,919
Net cash provided by operating activities					0	(24)
Net cash used in investing activities					0	0
Net cash used in financing activities					0	0
Consolidation, Eliminations [Member] | Beijing Yuzhouyun Technology Development Center [Member] | Subsidiaries
Summary of significant accounting policies
Other liabilities					18,522,954	18,643,004
Consolidation, Eliminations [Member] | RuizhuoXihui [Member] | Subsidiaries
Summary of significant accounting policies
Other receivables					2,437,205	2,476,119
Beijing Ruihao Rongtong Real Estate Co., Ltd. ("Ruihao Rongtong") (Note 2(a)) [Member]
Summary of significant accounting policies
Registered Capital														$ 37,600,000	¥ 250.0
Number of projects under construction | item									1
Beijing Ruihao Rongtong Real Estate Co., Ltd. ("Ruihao Rongtong") (Note 2(a)) [Member] | Ping An trust Co., Ltd. ("Ping'an trust") [Member]
Summary of significant accounting policies
Amount of loan in aggregate to the Group	$ 246,800,000	¥ 1,610.0	$ 124,300,000	¥ 862.5
Beijing Yuzhouyun Technology Development Center [Member]
Summary of significant accounting policies
Current assets					275,024	(10,484)
Non-current assets					2,652,385	2,922,037
TOTAL ASSETS					2,927,409	2,911,553
Current liabilities					21,726,028	21,353,225
Non-current liabilities					6,746,981	6,847,671
Total liabilities					28,473,009	28,200,896
Revenue					0	10,731
Cost of revenue					0	(947,551)
Net loss					(634,123)	(721,263)
Net cash provided by operating activities					222,878	3,140,065
Net cash used in investing activities					0	0
Net cash used in financing activities					(210,665)	(3,124,002)
Consolidated revenues contributed from the related party						$ 10,731
Percentage of share of profit or loss										51.00%
Beijing Yuzhouyun Technology Development Center [Member] | Senior Management Members [Member]
Summary of significant accounting policies
Percentage of share of profit or loss										49.00%
RuizhuoXihui [Member]
Summary of significant accounting policies
Other liabilities					$ 0
Beijing Ruihao Rongtong Real Estate Co., Ltd. ("Ruihao Rongtong") (Note 2(a)) [Member]
Summary of significant accounting policies
Percentage of non-controlling equity interest that will be repurchased by the entity									35.00%
Beijing Ruihao Rongtong Real Estate Co., Ltd. ("Ruihao Rongtong") (Note 2(a)) [Member] | Ping An trust Co., Ltd. ("Ping'an trust") [Member]
Summary of significant accounting policies
Noncontrolling owners interest (percentage)	35.00%	35.00%	10.00%	10.00%				35.00%	35.00%		35.00%	5.00%	20.00%